Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

						Value of Initial Fixed $100 Investment Based on:
Year		Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(3) ($)	Total Shareholder Return(4) ($)	Peer Group Total Shareholder Return(5) ($)	Net Income(6) ($) (in millions)	Adjusted Operating Income(7) ($) (in millions)
2022	(8)	$2,764,214	$2,496,787	$1,660,499	$1,392,203	$89.90	$83.51	$311.4	$477.7
2021	(9)	4,751,179	4,693,851	1,788,194	2,013,948	98.56	119.66	354.1	504.7
2020	(10)	1,238,168	1,238,168	1,447,664	797,928	87.50	107.95	108.0	212.0

Company Selected Measure Name	(7)AOI
Named Executive Officers, Footnote [Text Block]	Reflects compensation amounts reported in the “Summary Compensation Table” (“SCT”) for our PEO, Timothy P. Boyle for the respective years shown.In 2022, the Non-PEO NEOs were Joseph P. Boyle, Peter J. Bragdon, Jim A. Swanson, and Steven M. Potter.In 2021, the Non-PEO NEOs were Joseph P. Boyle, Peter J. Bragdon, Jim A. Swanson, and Steven M. Potter.In 2020, the Non-PEO NEOs were Peter J. Bragdon, Thomas B. Cusick, Franco Fogliato and Jim A. Swanson.
Peer Group Issuers, Footnote [Text Block]	The peer group reflected is the Russell 1000 Clothing and Accessories Index, which is used in the performance graph included in the Company’s Annual Report on Form 10-K for fiscal year 2022.
PEO Total Compensation Amount	$ 2,764,214	$ 4,751,179	$ 1,238,168
PEO Actually Paid Compensation Amount	$ 2,496,787	4,693,851	1,238,168
Adjustment To PEO Compensation, Footnote [Text Block]	The following table sets forth the adjustments made during each year represented in the PVP Table to arrive at CAP for our PEO during each of the applicable years:

Adjustments to Determine Compensation “Actually Paid” for PEO	2022	2021	2020
Summary Compensation Table Total	$2,764,214	$4,751,179	$1,238,168
Subtract: Amounts Reported under “Option Awards” Column in the SCT	—	(1,545,015)	—
Add: Fair Value of Awards Granted during Year that Remain Unvested as of Year-end	—	1,487,687	—
Add/Subtract: Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end	(267,427)	—	—
Compensation Actually Paid (as calculated)	$2,496,787	$4,693,851	$1,238,168
	PEO Equity Valuations: All valuations of equity awards were estimated using assumptions and methodologies substantially consistent with those used at grant. These methodologies are consistent with the principles in ASC 718 and are described further in our Annual Reports on Form 10-K. Stock option fair values are calculated based on the Black-Scholes option-pricing model as of each measurement date using updated stock price and other model inputs (i.e., expected term, volatility, dividend yield, risk-free rate) as of the measurement date.
Non-PEO NEO Average Total Compensation Amount	$ 1,660,499	1,788,194	1,447,664
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,392,203	2,013,948	797,928
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The following table sets forth the adjustments made during each year represented in the PVP Table to arrive at CAP for our Non-PEO NEOs during each of the applicable years:

Average Adjustments to Determine Compensation “Actually Paid” for Non-PEO NEOs	2022	2021	2020
Average Summary Compensation Table Total	$1,660,499	$1,788,194	$1,447,664
Subtract: Average Amounts Reported under “Stock Awards” Column in the SCT	(327,133)	(150,418)	(308,472)
Subtract: Average Amounts Reported under “Option Awards” Column in the SCT	(343,011)	(387,241)	(252,290)
Add: Average Fair Value of Awards Granted during Year that Remain Unvested as of Year-end	666,693	600,502	328,906
Add: Average Fair Value of Awards Granted during the Year and Vested during the Year	13,286	14,087	5,983
Add/Subtract: Average Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end	(140,792)	102,868	(298,631)
Add/Subtract: Average Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Year that Vested during Year	(137,339)	45,956	(125,232)
Average Compensation Actually Paid (as calculated)	$1,392,203	$2,013,948	$797,928
Non-PEO NEO Equity Valuations: All valuations of equity awards were estimated using assumptions and methodologies substantially consistent with those used at grant. These methodologies are consistent with the principles in ASC 718 and are described further in our Annual Reports on Form 10-K. Stock option fair values are calculated based on the Black-Scholes option-pricing model as of each measurement date using updated stock price and other model inputs (i.e., expected term, volatility, dividend yield, risk-free rate) as of the measurement date. Time-based RSU fair values are calculated using the stock price as of each measurement date, reduced by the present value of dividends not received during the vesting period. PRSU fair values are calculated using the stock price as of each measurement date, reduced by the present value of dividends not received during the vesting period and reflect the probable outcome of the performance vesting conditions.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
CAP Versus the Company’s Cumulative TSR
The following chart shows the relationship between the CAP to our PEO, the average CAP to our Non-PEO NEOs and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
CAP Versus the Company’s Net Income
The following chart shows the relationship between the CAP to our PEO, the average CAP to our Non-PEO NEOs and the Company’s net income over the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
CAP Versus the Company’s Adjusted Operating Income
The following chart shows the relationship between the CAP to our PEO, the average CAP to our Non-PEO NEOs and the Company’s adjusted operating income over the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Company’s TSR and Peer Group Cumulative TSR
The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of our peer group TSR comprising the Russell 1000 Clothing and Accessories Index over the same period.

Tabular List [Table Text Block]

Top Financial Performance Measures Linking CAP to Company Performance in 2022
•Adjusted Operating Income
•Cumulative Operating Income
•Return on Invested Capital
•Share Price

Total Shareholder Return Amount	$ 89.90	98.56	87.50
Peer Group Total Shareholder Return Amount	83.51	119.66	107.95
Net Income (Loss)	$ 311,400,000	$ 354,100,000	$ 108,000,000.0
Company Selected Measure Amount	477,700,000	504,700,000	212,000,000.0
PEO Name	Timothy P. Boyle
Additional 402(v) Disclosure [Text Block]	Total Shareholder Return assumes an initial investment of $100 on December 31, 2019, including the reinvestment of dividends.The dollar amounts reported represent the amount of net income (in millions) reflected in the Company’s audited consolidated financial statements for the applicable year.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	•Adjusted Operating Income
Non-GAAP Measure Description [Text Block]	AOI equals Operating Income for the fiscal year as set forth in the audited consolidated financial statements of the Company, adjusted for annual corporate bonus expense and certain excluded items approved by the Compensation Committee of the Board of Directors as more fully described for 2022 above on page 26 of the Compensation Discussion and Analysis. We determined this to be the most important financial performance measure used to link Company performance to CAP to our PEO and Non-PEO NEOs in 2022.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	•Cumulative Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	•Return on Invested Capital
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Other Performance Measure Amount	100
Measure Name	•Share Price
PEO [Member] | Equity Awards Reported Value, Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (1,545,015)	$ 0
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	1,487,687	0
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(267,427)	0	0
Non-PEO NEO [Member] | Equity Awards Reported Value, Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(343,011)	(387,241)	(252,290)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	666,693	600,502	328,906
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(140,792)	102,868	(298,631)
Non-PEO NEO [Member] | Equity Awards Reported Value, Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(327,133)	(150,418)	(308,472)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,286	14,087	5,983
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (137,339)	$ 45,956	$ (125,232)